Note 2 - Summary of Significant Accounting Policies (Details Textual) - shares	6 Months Ended		12 Months Ended	24 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	2,496,585	1,027,084	1,731,391	1,029,529
Maximum [Member]
Property, Plant and Equipment, Useful Life (Year)			5 years